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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [ ] Amendment Number: _____
This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Columbus Hill Capital Management, L.P.
Address: 830 Morris Turnpike
         Short Hills, NJ 07078

Form 13F File Number: 028-12244

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  David Ambrosia
Title: General Counsel
Phone: 973-921-3425

Signature, Place, and Date of Signing:


s/ David Ambrosia                       Short Hills, NJ   May 13, 2011
-------------------------------------   ---------------   ------------
(Signature)                              (City, State)       (Date)

Report Type (Check only one.):

[X] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            2
Form 13F Information Table Entry Total:      18
Form 13F Information Table Value Total: 252,366 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   ----
 1    028-12245              CHC Partners, L.L.C.
 2    028-12247              Kevin D. Eng

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                           FORM 13F INFORMATION TABLE

          COLUMN 1             COLUMN 2    COLUMN 3 COLUMN 4          COLUMN 5            COLUMN 6    COLUMN 7        COLUMN 8
---------------------------- ------------ --------- -------- ------------------------- -------------- -------- ---------------------
                                                                                                                  VOTING AUTHORITY
                               TITLE OF               VALUE   SHRS OR                    INVESTMENT    OTHER   ---------------------
       NAME OF ISSUER            CLASS      CUSIP    (X1000)  PRN AMT  SH/PRN PUT/CALL   DISCRETION   MANAGERS    SOLE   SHARED NONE
---------------------------- ------------ --------- -------- --------- ------ -------- -------------- -------- --------- ------ ----
CITIGROUP INC                     COM     172967101   9,393  2,125,000   SH            Shared-Defined   1, 2   2,125,000    0     0
DANA HLDG CORP                    COM     235825205   9,454    543,667   SH            Shared-Defined   1, 2     543,667    0     0
ENERGY XXI (BERMUDA) LTD     USD UNRS SHS G10082140  25,609    751,000   SH            Shared-Defined   1,2      751,000    0     0
GENERAL MTRS CO                   COM     37045V100  17,098    551,000   SH            Shared-Defined   1, 2     551,000    0     0
INTL PAPER CO                     COM     460146103  18,410    610,000   SH            Shared-Defined   1, 2     610,000    0     0
JPMORGAN CHASE & CO               COM     46625H100   4,149     90,000   SH            Shared-Defined   1, 2      90,000    0     0
KKR & CO L P DEL               COM UNITS  48248M102   4,528    275,900   SH            Shared-Defined   1, 2     275,900    0     0
LEAR CORP                       COM NEW   521865204  14,324    293,102   SH            Shared-Defined   1, 2     293,102    0     0
LYONDELLBASELL INDUSTRIES N    SHS - A -  N53745100  39,175    990,529   SH            Shared-Defined   1, 2     990,529    0     0
MARATHON OIL CORP                 COM     565849106   8,263    155,000   SH            Shared-Defined   1, 2     155,000    0     0
MCMORAN EXPLORATION CO            COM     582411104   2,391    135,000   SH            Shared-Defined   1, 2     135,000    0     0
MGIC INVT CORP WIS                COM     552848103   2,667    300,000   SH            Shared-Defined   1, 2     300,000    0     0
PMI GROUP INC                     COM     69344M101     540    200,000   SH            Shared-Defined   1, 2     200,000    0     0
SMURFIT-STONE CONTAINER CORP      COM     83272A104  59,645  1,543,212   SH            Shared-Defined   1, 2   1,543,212    0     0
SPDR S&P 500 ETF TR             TR UNIT   78462F103   9,944     75,000   SH            Shared-Defined   1, 2      75,000    0     0
UNITED CONTL HLDGS INC            COM     910047109   4,943    215,000   SH            Shared-Defined   1, 2     215,000    0     0
UNITED RENTALS INC                COM     911363109  10,650    320,000   SH            Shared-Defined   1, 2     320,000    0     0
VALERO ENEGRY CORP NEW            COM     91913Y100  11,183    375,000   SH            Shared-Defined   1, 2     375,000    0     0